Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2025, 2024 and 2023 and our financial performance for each such fiscal year:

Year	Summary Compensation Table for PEO	Compensation Actually Paid to PEO(a)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs(a)	Value of Initial Fixed $100 Investment(b) Based on	Net Income ($000s)
					Total Shareholder Return
2025	$12,971,814	$29,472,494	$7,767,998	$16,941,097	$68	$(471,887)
2024	$12,948,720	$8,391,174	$8,108,355	$5,552,269	$32	$(1,009,494)
2023	$13,924,693	$9,699,132	$4,876,819	$3,520,986	$44	$(1,100,339)
(a) Amounts represent compensation actually paid to our PEO reported in the Summary Compensation Table for the applicable fiscal year and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year.
(b) Initial fixed $100 investment is as of the beginning of 2023.

Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2025	Robert Pittman	Richard Bressler		Michael McGuinness
2024	Robert Pittman	Richard Bressler		Michael McGuinness
2023	Robert Pittman	Richard Bressler	Michael McGuinness	Jordan Fasbender	Scott Hamilton

Adjustment To PEO Compensation, Footnote

Adjustments	2025
	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(8,000,002)	$(4,500,001)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$15,585,413	$8,766,793
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$9,307,268	$5,132,516
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(391,999)	$(226,209)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$16,500,680	$9,173,099

Adjustment to Non-PEO NEO Compensation Footnote

Adjustments	2025
	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(8,000,002)	$(4,500,001)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$15,585,413	$8,766,793
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$9,307,268	$5,132,516
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(391,999)	$(226,209)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$16,500,680	$9,173,099

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income